TAXATION - Uncertain Tax Positions (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions
Unrecognized tax benefits	¥ 34,322	¥ 34,763